Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 99.2%
	Exchange Traded Funds - 99.2%
121,521	Invesco QQQ Trust Series 1	$38,174,607
391,161	Invesco S&P 500 Equal Weight ETF (a)	52,493,806
279,859	iShares Core S&P Mid-Cap ETF	69,746,460
297,685	iShares MSCI All Country Asia ex Japan ETF	28,175,885
779,950	iShares MSCI Japan ETF (a)	53,208,189
397,249	iShares Russell 2000 ETF (a)	86,723,429
512,406	iShares Select Dividend ETF	53,843,623
110,614	Janus Henderson Small/Mid Cap Growth Alpha ETF (a)	7,245,217
257,331	Schwab U.S. Large-Cap Value ETF (a)	15,944,229
816,562	SPDR Portfolio Developed World ex-US ETF	28,163,223
1,897,995	SPDR Portfolio Emerging Markets ETF (c)	83,701,580
198,730	SPDR Portfolio S&P 500 Growth ETF	10,934,125
166,138	SPDR S&P Kensho New Economies Composite ETF	11,171,119
638,634	Xtrackers MSCI USA ESG Leaders Equity ETF	22,256,395
203,672	Xtrackers S&P 500 ESG ETF	6,772,094
	TOTAL INVESTMENT COMPANIES (Cost - $489,136,263)	568,553,981

	SHORT TERM INVESTMENTS - 0.9%
	Money Market Funds - 0.9%
5,156,911	First American Treasury Obligations Fund, Class X, .03% (b)	5,156,911
	TOTAL SHORT TERM INVESTMENTS (Cost - $5,156,911)	5,156,911

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.4%
139,760,901	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (b)	139,760,901
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $139,760,901)	139,760,901

	TOTAL INVESTMENTS - 124.5% (Cost - $634,054,075)	713,471,793
	Liabilities in Excess of Other Assets - (24.5)%	(140,557,019)
	NET ASSETS - 100.0%	$572,914,774

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of February 28, 2021.
(b) Interest rate reflects seven-day yield on February 28, 2021.
(c) All or a portion of the security is segregated as collateral for written options.  The value of the securities segregated as collateral for written options is $17,640,000, which is 3.1% of total net assets.